Details of Significant Accounts - Short-Term Borrowings - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Interest expense recognized in profit or loss	$ 31	$ 917	$ 942